Goodwill And Other Intangibles (Schedule Of Change In Carry Amount Of Goodwill By Business Segment) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended										36 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Process Management [Member]	Sep. 30, 2012 Process Management [Member]	Sep. 30, 2013 Industrial Automation [Member]	Sep. 30, 2012 Industrial Automation [Member]	Sep. 30, 2011 Industrial Automation [Member]	Sep. 30, 2013 Network Power [Member]	Sep. 30, 2012 Network Power [Member]	Sep. 30, 2013 Network Power [Member]	Sep. 30, 2013 Climate Technologies [Member]	Sep. 30, 2012 Climate Technologies [Member]	Sep. 30, 2013 Commercial & Residential Solutions [Member]	Sep. 30, 2012 Commercial & Residential Solutions [Member]	Jun. 30, 2013 Embedded Computing and Power [Member] Network Power [Member]	Sep. 30, 2013 Embedded Computing and Power [Member] Network Power [Member]	Sep. 30, 2012 Embedded Computing and Power [Member] Network Power [Member]	Sep. 30, 2013 Connectivity Solutions [Member] Network Power [Member]
Goodwill [Line Items]
The percentage of ownership interest to be sold to the investee	51.00%
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 8,026	$ 8,771		$ 2,379	$ 2,368	$ 1,338	$ 1,393		$ 3,367	$ 3,990		$ 501	$ 483	$ 441	$ 537
Acquisitions	11	94		11	5					62			27
Divestitures	(42)	(102)							(40)					(2)	(102)
Impairment	(528)	(592)	(19)					(19)	(528)	(592)	(1,100)					(503)			(25)
Foreign currency translation and other	42	(145)		(7)	6	14	(55)		33	(93)		2	(9)		6
Goodwill, ending balance	7,509	8,026	8,771	2,383	2,379	1,352	1,338	1,393	2,832	3,367	2,832	503	501	439	441
After-tax goodwill impairment	(496)	(528)	(19)													(475)		(528)	(21)
After-tax goodwill impairment loss per share								$ 0.03								$ 0.65		$ 0.72	$ 0.03
Net income tax charges																	$ (70)
Net income tax charges per share																	$ 0.10